Joint ventures and associated companies - Additional Information (Detail) - Associated companies [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses	$ 4	$ 2
Restricted net assets of subsidiaries, joint ventures and associates	$ 37,700	$ 34,900